COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum lease commitments

As of December 31, 2019, future minimum lease commitments, all under apartment and office non‑cancelable operating lease agreements, were as follows:

Year ending December 31,	Apartment	Office	Total
2020	7,966,226	39,006	8,005,232
2021	6,956,235	17,126	6,973,361
2022	5,373,594	4,547	5,378,141
2023	3,992,683	1,002	3,993,685
2024 and thereafter	3,445,786	209	3,445,995